Loans Receivable (excluding Covered Loans) - Troubled Debt Restructurings and Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014 contract	Sep. 30, 2013 contract
Financing Receivable, Modifications [Line Items]
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Trouble Debt Restructuring included in impaired loans	$ 374,743	$ 415,696
Single family residential loans as percentage of restructured loans	86.00%	86.00%
Number of contracts	267	453
Pre-modification, outstanding recorded investment	59,803	123,463
Post-modification, outstanding recorded investment	59,803	123,463
Subsequent default, number of contracts	46	83
Subsequent default, recorded investment	8,396	20,139
Single-family residential
Financing Receivable, Modifications [Line Items]
Number of contracts	241	406
Pre-modification, outstanding recorded investment	52,900	105,551
Post-modification, outstanding recorded investment	52,900	105,551
Subsequent default, number of contracts	38	78
Subsequent default, recorded investment	7,427	17,120
Construction - speculative
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1
Pre-modification, outstanding recorded investment	0	2,470
Post-modification, outstanding recorded investment	0	2,470
Subsequent default, number of contracts	0	0
Subsequent default, recorded investment	0	0
Construction - custom
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0
Pre-modification, outstanding recorded investment	0	0
Post-modification, outstanding recorded investment	0	0
Subsequent default, number of contracts	0	0
Subsequent default, recorded investment	0	0
Land - acquisition & development
Financing Receivable, Modifications [Line Items]
Number of contracts	3	1
Pre-modification, outstanding recorded investment	631	461
Post-modification, outstanding recorded investment	631	461
Subsequent default, number of contracts	0	0
Subsequent default, recorded investment	0	0
Land - consumer lot loans
Financing Receivable, Modifications [Line Items]
Number of contracts	13	25
Pre-modification, outstanding recorded investment	2,315	3,134
Post-modification, outstanding recorded investment	2,315	3,134
Subsequent default, number of contracts	8	2
Subsequent default, recorded investment	969	237
Multi-family
Financing Receivable, Modifications [Line Items]
Number of contracts	2	1
Pre-modification, outstanding recorded investment	1,196	36
Post-modification, outstanding recorded investment	1,196	36
Subsequent default, number of contracts	0	0
Subsequent default, recorded investment	0	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of contracts	3	15
Pre-modification, outstanding recorded investment	2,177	11,523
Post-modification, outstanding recorded investment	2,177	11,523
Subsequent default, number of contracts	0	2
Subsequent default, recorded investment	0	2,703
Commercial & industrial
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1
Pre-modification, outstanding recorded investment	0	56
Post-modification, outstanding recorded investment	0	56
Subsequent default, number of contracts	0	0
Subsequent default, recorded investment	0	0
HELOC
Financing Receivable, Modifications [Line Items]
Number of contracts	2	1
Pre-modification, outstanding recorded investment	549	199
Post-modification, outstanding recorded investment	549	199
Subsequent default, number of contracts	0	1
Subsequent default, recorded investment	0	79
Consumer
Financing Receivable, Modifications [Line Items]
Number of contracts	3	2
Pre-modification, outstanding recorded investment	35	33
Post-modification, outstanding recorded investment	35	33
Subsequent default, number of contracts	0	0
Subsequent default, recorded investment	$ 0	$ 0